Long-Term Debt	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Long - Term Debt
4.	Long-Term Debt

Facilities	June 30, 2019	December 31, 2018
2022 Notes	$340,000	$360,000
Less repurchase of Notes	—	(20,000)
Less original issue discount	(3,600)	(3,600)
Accumulated amortization of original issue discount	1,346	941
2022 Notes (a)	$337,746	$337,341
Poseidon-DVB Credit Facility (b)	48,832	51,063
Poseidon-Credit Agricole Credit Facility (c)	51,611	53,069
Poseidon-Blue Ocean Credit Facility (d)	23,652	23,830
Poseidon-ABN-AMRO Credit Facility (e)	61,595	62,189
Poseidon-ATB Credit Facility (f)	15,472	17,100
Poseidon-Credit Agricole Credit Facility (g)	77,000	80,000
Poseidon-Blue Ocean Credit Facility (h)	38,500	38,500
Poseidon-Deutsche, CIT, Entrust Credit Facility (i)	173,394	180,500
Citi Credit Facility (j)	24,800	34,800
Hayfin Secured Term Loan Facility (k)	7,775	8,125
Hellenic Senior Secured Credit Facility (l)	13,000	—
Less: Deferred financing costs (n)	(8,146)	(9,299)
Total	$865,231	$877,218
Less: Current portion of 2022 Notes (a)	(20,000)	(20,000)
Less: Current portion of Poseidon-DVB Credit Facility (b)	(7,152)	(2,231)
Less: Current portion of Poseidon-Credit Agricole Credit Facility (c)	(2,800)	(405)
Less: Current portion of Poseidon-Blue Ocean Credit Facility (d)	(1,300)	—
Less: Current portion of Poseidon-ABN-AMRO Credit Facility (e)	(2,250)	(129)
Less: Current portion of Poseidon-ATB Credit Facility (f)	(2,596)	(1,628)
Less: Current portion of Poseidon-Credit Agricole Credit Facility (g)	(6,000)	(6,000)
Less: Current portion of Poseidon-Deutsche, CIT, Entrust Credit Facility (i)	(14,434)	(13,695)
Less: Current portion of Citi Credit Facility (j)	(17,400)	(20,000)
Less: Current portion of Hayfin Secured Term Loan Facility (k)	—	—
Less: Current portion of Hellenic Senior Secured Credit Facility (l)	(1,800)	—
Non-current portion of Long-Term Debt	$789,499	$813,130

a)	9.875% First Priority Secured Notes due 2022

On October 31, 2017, the Company completed the sale of $360,000 in aggregate principal amount of its 9.875% First Priority Secured Notes (the “2022 Notes”) which mature on November 15, 2022. Proceeds after the deduction of the original issue discount, but before expenses, amounted to $356,400.

Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year, commencing on May 15, 2018. As at June 30, 2019, March 31, 2019 and December 31, 2018 the 2022 Notes were secured by first priority vessel mortgages on the 18 vessels in the GSL Fleet and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a Mortgaged Vessel. In addition, the 2022 Notes are fully and unconditionally guaranteed, jointly and severally, by the Company’s 18 vessel owning subsidiaries and Global Ship Lease Services Limited.

The Company is required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year.

The original issue discount is being amortized on an effective interest rate basis over the life of the 2022 Notes.

The Company is required to repay $40,000 each year for the first three years and $35,000 thereafter, across both the 2022 Notes and the new Citi Credit Facility - see 4(j) below. The Citi Credit Facility has minimum fixed amortization whereas as long as amounts are outstanding under that Facility amortization of the 2022 Notes is at the option of the noteholders, who can accept or reject an annual tender offer the Company is obliged to make.  In December 2018, the tender offer was accepted in full and the Company repurchased $20,000 of the 2022 Notes at a purchase price of 102%. Around the second anniversary of the issue of the 2022 Notes, the Company will further offer to redeem $20,000 of the 2022 Notes at a purchase price of 102%. Any such offer not accepted will be applied to repay the Citi Credit Facility at par. Should the amount outstanding under the Citi Credit Facility be insufficient to absorb the total amount to be repaid, the excess will be mandatorily redeemed against the 2022 Notes at 102%. Around the third anniversary of the issue of the 2022 Notes, the Company will mandatorily redeem $40,000 of the 2022 Notes at a purchase price of 102%, less any amount remaining under the Citi Credit Facility. Around the fourth anniversary of the issue of the 2022 Notes, the Company will mandatorily redeem $35,000 of the 2022 Notes at a purchase price of 102%.

On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company is permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020. Also, certain restrictions were agreed in the increase in the permitted transfer basket and the immediate increase in dividend capacity as a result of completing the Poseidon Transaction, and certain other provisions of the Indenture, among other things, the restricted payment covenant, the arm’s length transaction covenant and the reporting covenant were amended.

As of June 30, 2019, the outstanding balance was $337,746, net of the outstanding balance of the original issue discount.

b)	$52.6 Million DVB Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the four vessel owning companies of Maira, Nikolas, Newyorker and Mary, on the date of completion of the transaction of $51,063 with DVB Bank SE (“DVB”). The agreement is dated July 18, 2017, with initial drawdown amount of $52,625 and final maturity of December 31, 2020.

The facility has a repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance of the facility and will be specifically applied to the prepayment of the balloon instalment up to a specific amount. Tranches A and B each amounting to $5,500 are scheduled to be repaid in four consecutive quarterly instalments of $267 starting from March 31, 2020 and a balloon payment of $4,429 payable in December 31, 2020.

Tranche C amounting to $5,800 is scheduled to be repaid in four consecutive quarterly instalments of $267 starting from March 31, 2020 and a balloon payment of $4,734 payable in December 31, 2020. Tranche D of the remaining $35,800 is scheduled to be repaid in four consecutive quarterly instalments of $1,083 starting from March 31, 2020 and a balloon payment of $31,500 payable also in December 31, 2020. In addition to the repayment schedule of all tranches and the cash sweep mechanism, certain financial covenants will apply starting from January 1, 2020.

The facility bears interest at LIBOR plus a margin of 2.85% per annum.

As of June 30, 2019, the outstanding balance on this facility was $48,832.

c)	$55.7 Million Credit Agricole Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of Dolphin II, Kristina and Athena, on the date of completion of the transaction of $54,025 with Credit Agricole Corporate and Investment Bank (“Credit Agricole”). The agreement is dated August 11, 2017, with initial drawdown amount of $55,650 and final maturity of December 31, 2020.

The facility has a repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance of the facility and will be specifically applied to the prepayment of the balloon instalment up to a specific amount. Tranche A amounting to $19,400 is scheduled to be repaid in four consecutive quarterly instalments of $350 starting from March 31, 2020 and a balloon payment of $18,000 payable in December 31, 2020. Tranche B amounting to $10,500 is scheduled to be repaid in four consecutive quarterly instalments of $200 starting from March 31, 2020 and a balloon payment of $9,700 payable in December 31, 2020. Tranche C amounting to $25,750 is scheduled to be repaid in four consecutive quarterly instalments of $850 starting from March 31, 2020 and a balloon payment of $22,350 payable also in December 31, 2020. In addition to the repayment schedule of all tranches and the cash sweep mechanism, certain financial covenants will apply starting from January 1, 2020.

This facility bears interest at LIBOR plus a margin of 2.75% per annum.

As of June 30, 2019, the outstanding balance on this facility was $51,611.

d)	$24.5 Million Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the vessel owning company of Agios Dimitrios on the date of completion of the transaction of $24,231 with Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Blue Ocean Investments SPC One and Blue Ocean Investments SPC Three (together, “Blue Ocean”). The agreement is dated August 11, 2017, with initial drawdown amount of $24,500 and final maturity of December 31, 2020.

The facility has a following repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance on the facility and will be specifically applied to the prepayment of the balloon instalment up to a specific amount. The facility is scheduled to be repaid in four consecutive quarterly instalments of $650 starting from March 31, 2020 and a balloon payment of $21,900 payable in December 31, 2020.

This facility bears interest on $18,830 of principal at LIBOR plus a margin of 4.0% per annum.

As of June 30, 2019, the outstanding balance on this facility was $23,652.

e)	$65.3 Million ABN AMRO Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the two vessel owning companies of Orca II and Katherine, on the date of completion of the transaction of $64,254 with ABN AMRO Bank N.V. The agreement is dated August 30, 2017, with initial drawdown amount of $65,300 and final maturity of December 31, 2020.

The facility has a following repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance on the facility and will be specifically applied to the prepayment of the balloon instalment up to a specific amount. The facility is scheduled to be repaid in four consecutive instalments in the amount of $1,125 starting from March 31, 2020 plus a balloon instalment of $60,800 at the maturity date, December 31, 2020.

This facility bears interest at LIBOR plus a margin of 3.42% per annum up to March 31, 2019 and afterwards 3.50% per annum.

As of June 30, 2019, the outstanding balance on this facility was $61,595.

f)	$17.1 Million Amsterdam Trade Bank (“ATB”) Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from THD Maritime Co. Limited, a holding company of the three vessel owning companies of Tasman, Dimitris Y and Ian H, on the date of completion of the transaction of $17,100 with Amsterdam Trade Bank N.V. The agreement is dated October 9, 2018 with initial drawdown amount of $17,100 divided in three tranches of $5,700 each and final maturity of December 31, 2020.

The facility has a following repayment schedule along with a cash sweep clause, whereby the excess cash flows will be used against the outstanding balance on the facility and will be specifically applied to the prepayment of the balloon instalment up to a specific amount. Each Tranche is scheduled to be repaid in four consecutive quarterly instalments of $110 each, with the first being due on March 31, 2020 and the final together with a balloon payment of $5,260 on December 31, 2020.

This facility bears interest at LIBOR plus a margin of 3.90% per annum.

As of June 30, 2019, the outstanding balance on this facility was $15,472.

g)	$80.0 Million Credit Agricole Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of Alexandra, Alexis, (previously named UASC Bubiyan) and Olivia I (previously named UASC Yas) on the date of completion of the transaction of $80,000 with Credit Agricole. The agreement is dated October 3, 2018, with initial drawdown amount of $80,000 and final maturity of June 30, 2020. An amendment to the agreement was entered into on April 22, 2019, whereby the final maturity date was amended to April 5, 2021 and the number of quarterly repayments increased from six to 10.

The Facility is repayable in 10 equal quarterly instalments of $1,500 each with a final balloon of $65,000 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.00% per annum for the first 6 months, 3.25% for the following 12 months and 3.50% thereafter payable quarterly in arrears.

As of June 30, 2019, the outstanding balance on this facility was $77,000.

h)	$38.5 Million Blue Ocean Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of Alexandra, UASC Bubiyan and Olivia I (ex. UASC Yas) on the date of completion of the transaction of $38,500 with Blue Ocean. The agreement is dated October 3, 2018, with initial drawdown amount of $38,500 and final maturity of October 3, 2023.

The Facility is scheduled to be repaid in one instalment at maturity date and bears interest at 10.0% fixed payable quarterly in arrears.

As of June 30, 2019, the outstanding balance on this facility was $38,500.

i)	$180.5 Million Deutsche, CIT, Entrust Credit Facility

In connection with the Poseidon Transaction, the Company assumed debt from the three vessel owning companies of UASC Al Khor, Maira XL and Anthea Y on the date of completion of the transaction of $180,500 with Deutsche Bank AG. The agreement is dated November 9, 2018, with initial drawdown amount of $180,500 and final maturity of June 30, 2022.

On December 31, 2018, the Company entered into a deed of amendment and restatement with the bank. Based on this restatement there was a re-tranche of the existing facility such that it was split into a senior facility in an amount of $141,900 (“Senior Facility”) and a junior facility in an amount of $38,600 (“Junior Facility”). The Lenders of the Senior Facility are Deutsche Bank AG and CIT Bank N.A and the Lenders of the Junior Facility are Deutsche Bank AG, Blue Ocean Income Fund LP, Blue Ocean Onshore Fund LP, Entrustpermal ICAV, Blue Ocean Investments SPC one and Blue Ocean Investments SPC for three. The final maturity of both Facilities (Senior and Junior) will be June 30, 2022. In addition to the repayment schedule a cash sweep mechanism based on a DSCR ratio of 1.10:1 (DSCR ratio is the ratio of Cash Flow to the Cash Flow Debt Service) will apply pro rata against the Senior Facility and the Junior Facility.

Senior Facility

The Senior Facility comprised of three Tranches. Tranche A relates to Al Khor and is repayable in 14 instalments of $868, and a final instalment of $35,148. Tranche B relates to Anthea Y and is repayable in 14 instalments of $863 and a final instalment of $35,218. Tranche C relates to Maira XL and is repayable in 14 instalments of $858 and a final instalment of $35,288.

The Senior Facility bears interest at LIBOR plus 3.0% payable quarterly in arrears.

As of June 30, 2019, the outstanding balance on the Senior Facility was $136,314.

Junior Facility

The Junior Facility comprised of three Tranches. Tranche A relates to Al Khor and is repayable in 14 instalments of $236 and a final instalment of $9,563. Tranche B relates to Anthea Y and is repayable in 14 instalments of $235 and a final instalment of $9,577. Tranche C relates to Maira XL and is repayable in 14 instalments of $233 and a final instalment of $9,604.

The Junior Facility bears interest at LIBOR plus 10.0% payable quarterly in arrears.

As of June 30, 2019, the outstanding balance on the Junior Facility was $37,080.

j)	$54.8 Million Citi Credit Facility

On October 26, 2017, and in connection with the 2022 Notes, the Company entered into a new $54,800 loan with Citibank N.A. The loan was drawn down in full on October 31, 2017 and matures no later than October 31, 2020. The interest rate is LIBOR plus a margin of 3.25% and is payable at least quarterly.

Amortization, which may be increased as described in note 4(a) above, is payable semi-annually and is a minimum of $20,000 in each of the first and second years with the balance to be repaid in the third year.

The collateral provided to the 2022 Notes also secures on a first priority basis the Citi Credit Facility. The Company is required to have a minimum cash balance of $20,000 on each test date, being March 31, June 30, September 30 and December 31 in each year.

As of June 30, 2019, the outstanding balance on this facility was $24,800.

k)	$65.0 Million Hayfin Secured Term Loan Facility

On September 7, 2018, the Company and certain subsidiaries entered into a facility agreement with Hayfin Services LLP (the “Lenders”) which provides for a secured term loan facility of up to $65,000. The Hayfin Secured Term Loan Facility is to be borrowed in tranches and is to be used in connection with the acquisition of vessels as specified in the Hayfin Secured Term Loan Facility or as otherwise agreed with the Lenders. Hayfin Secured Term Loan Facility, which is non-amortizing, is available for drawing until May 10, 2019 and has a final maturity date of July 16, 2022. The interest rate is LIBOR plus a margin of 5.5% and is payable at each quarter end date. A commitment fee of 2.0% per annum was due on the undrawn commitments until May 10, 2019 when the remaining undrawn amount of $56.9 million was cancelled.

Any debt drawn under the Hayfin Secured Term Loan Facility will be secured by first priority vessel mortgage on the acquired vessel (the “Facility Mortgaged Vessel”) and by assignments of earnings and insurances, pledges over certain bank accounts, as well as share pledges over each subsidiary owning a Facility Mortgaged Vessel. In addition, the Hayfin Secured Term Loan Facility is fully and unconditionally guaranteed, jointly and severally, by the Company, GSL Holdings, Inc. and Facility Mortgaged vessel owning subsidiaries. An initial tranche of $8,125 was drawn on September 10, 2018 in connection with the acquisition of the GSL Valerie.

As of June 30, 2019, the outstanding balance of this facility was $7,755.

l)	$37.0 Million Hellenic Senior Secured Credit Facility

On May 23, 2019, the Group via its subsidiaries, Global Ship Lease 30, 31 and 32 entered into a facility agreement with Hellenic Bank for an amount up to $37,000. The Hellenic Senior Secured Facility is to be borrowed in tranches and is to be used in connection with the acquisition of the vessels GSL Eleni, GSL Kalliopi and GSL Grania (see note 3).

An initial tranche of $13,000 was drawn on May 24, 2019, in connection with the acquisition of the GSL Eleni. The Facility is repayable in 20 equal quarterly instalments of $450 each with a final balloon of $4,000 payable together with the final instalment.

This facility bears interest at LIBOR plus a margin of 3.90% per annum.

As of June 30, 2019, the outstanding balance of this facility was $13,000.

m)	$14.35 Million DVB Argos Credit Facility

On November 14, 2018, the vessel owning company of Argos entered into a deed of amendment and restatement of a loan agreement on a $14,300 facility with DVB Bank. This facility was fully repaid on December 19, 2018 following the sale of Argos.

n)	Repayment Schedule

Maturities of long-term debt for the years subsequent to June 30, 2019 are as follows:

Payment due by period ended	Amount
June 30, 2020	$75,732
June 30, 2021	318,439
June 30, 2022	182,585
June 30, 2023	254,575
June 30, 2024	44,300
$875,631

o)	Deferred Financing Costs

	June 30, 2019	December 31, 2018
Opening balance	$9,299	$12,818
Expenditure in the period	336	307
Amortization included within interest expense	(1,489)	(3,826)
Closing balance	$8,146	$9,299

In 2019, costs amounting to $336 were incurred in connection with the Hellenic Senior Secured Credit Facility for the acquisition of GSL Eleni.

In 2018, costs amounting to $307 were incurred in connection with the Hayfin Secured Term Loan Facility for the acquisition of GSL Valerie. These are being amortized on an effective interest rate basis over the life of the financings for which they were incurred. In addition, fees amounting to $2,055 were incurred in connection with the above mentioned loan and the unamortized balance was presented within “Other non-current assets” as of December 31, 2018. As of June 30, 2019 this balance has been fully amortized.

p)	Debt covenants-securities

Amounts drawn under the facilities listed above are secured by first priority mortgages on the Company’s vessels and other collateral. The majority of the credit facilities contain a number of restrictive covenants that limit the Company from, among other things: incurring or guaranteeing indebtedness; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of the vessel owning entities. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, specific credit facilities require compliance with a number of financial covenants including debt ratios and minimum liquidity and corporate guarantor requirements. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with.

As of June 30, 2019 and December 31, 2018, the Company was in compliance with its debt covenants.